Consolidated Statements Of Stockholders' Equity (Parenthetical) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements Of Stockholders' Equity
Net unrecognized actuarial gain (loss) and prior service credit, tax	$ 2.5	$ 1.5	$ 17.5